Warrants Liability	9 Months Ended
Sep. 30, 2011
Warrants Liability
Warrants Liability

Note 14 - Warrants Liability

The fair value of the warrants liability as of September 30, 2011 was as following:

September 30, 2011
Series A Warrants issued on July 20, 2011, at fair value	$166,011
Series B Warrants issued on July 20, 2011, at fair value	134,673
Series C Warrants issued on July 20, 2011, at fair value	55,171
Series D Warrants issued on July 20, 2011, at fair value	55,171
Total	$411,026

The terms of these warrants issued on July 20, 2011, as described in Note 14, are as follows: (a) Series A warrants with an expected term of 5 years entitles holders to purchase an aggregate of 1,230,000 shares of the PUBCO's common stock at an exercise price of $0.5 per share; (b) Series B warrants with an expected term of 5 years entitles holders to purchase an aggregate of 1,230,000 shares of the PUBCO's common stock at an exercise price of $0.75 per share; (c) Series C warrants with an expected term of 5 years entitles holders to purchase an aggregate of 615,000 shares of the PUBCO's common stock at an exercise price of $1.00 per share; and (d) Series D warrants with an expected term of 5 years entitles holders to purchase an aggregate of 615,000 shares of the PUBCO's common stock at an exercise price of $1.00 per share. Pursuant to the agreement of these warrants, these warrants may be settled by physical or net share settlement at a choice of the holder. In addition, these warrants are subject to the Registration Rights Agreement as described in Note 14. Under such agreement, the Company agreed to pay liquidated damages to each Investor at a rate per month (or portion thereof) equal to 0.50% of the total purchase price of $615,000 in the event the Company has not filed the Registration Statement by the Required Filing Date, or the Registration Statement is not declared effective by the SEC by 120 days after the Required Filing Date. In no event, however, may the penalties exceed 9% in the aggregate of $615,000. Since the Company has an absolute obligation to make cash payments to the holder of the warrants in the event the Company fails to make timely filings with the SEC,under FASB ASC 815 (formerly EITF 00-19), the series A, B, C, D warrants issued by the Company on July 20, 2011 are accounted for as liability. The Company used the Binomial model in calculating the fair market value of the Warrants. The principal assumptions used in the computation of the Warrants are: expected term of 5 years; a risk-free rate of return of 0.96%; dividend yield of zero percent; and a volatility of 70%.